Financial Statements Schedule 1 - Condensed Statements of Financial Position (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Nov. 30, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Nov. 30, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets
Bank balances	¥ 360,000	$ 51,711		¥ 360,000
Total current assets	1,937,740	278,339		2,214,759
Non-current asset
Total assets	3,505,329	503,509		3,728,633
Current and total liabilities
Amount due to a shareholder	10,557	1,516		9,911
Amount due to a subsidiary	10,557	1,516		9,911
Total liabilities	1,071,559	153,920		1,189,993
EQUITY
Share capital (US$0.0001 par value, 500,000,000 shares authorized, 206,500,000 ordinary shares issued and outstanding as of December 31, 2018 and 2019)	136	20		136	$ 0
Additional paid-in capital	392,076	56,318		392,076
Reserves	2,041,558	293,251		2,146,428
Total equity	2,433,770	349,589		2,538,640		¥ 2,546,622		¥ 2,537,570
Total equity and liabilities	3,505,329	$ 503,509		3,728,633
Parent [member]
Current assets
Prepayments	0			16
Bank balances	0		¥ 0	0		0	¥ 51
Total current assets	0			16
Non-current asset
Investment in a subsidiary	940,198			940,198
Total assets	940,198			940,214
Current and total liabilities
Other payables	6,535			6,153
Amount due to a shareholder	10,557			9,911
Amount due to a subsidiary	89,683			79,815
Total liabilities	106,775			95,879
EQUITY
Share capital (US$0.0001 par value, 500,000,000 shares authorized, 206,500,000 ordinary shares issued and outstanding as of December 31, 2018 and 2019)	136			136
Additional paid-in capital	392,076			392,076
Reserves	441,211			452,123
Total equity	833,423			844,335		¥ 854,727		¥ 858,347
Total equity and liabilities	¥ 940,198			¥ 940,214